Condensed Financial Information of the Company - Statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statements of comprehensive income
Costs of revenues	¥ (153,900,374)	$ (21,084,265)	¥ (91,723,577)	¥ (31,462,298)
General and administrative expenses	(7,552,967)	(1,034,752)	(4,075,622)	(3,964,935)
Total operating expenses	(131,512,861)	(18,017,188)	(97,216,866)	(68,693,370)
Operating profit	108,422,862	14,853,871	58,698,762	30,401,921
Interest income	20,553,493	2,815,817	10,238,080	3,997,100
Interest expenses			(43,987)	(51,655)
Other (loss)/income, net	3,119,847	427,417	2,952,579	2,221,358
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	17,225	2,360	(4,707)	(155,285)
Profit before income tax	132,701,293	18,180,002	71,876,448	36,263,729
Income tax expenses	(20,266,781)	(2,776,538)	(11,849,904)	(4,725,667)
Net Income (Loss)	112,434,512	15,403,464	60,026,544	31,538,062
Other comprehensive income
Foreign currency translation difference, net of tax of nil	2,605,982	357,018	1,332,984	5,860,304
Unrealized (losses)/gains on available-for-sale debt securities, net of tax	494,803	67,788	68,538	(18,166)
Total other comprehensive income	3,100,785	424,806	1,401,522	5,842,138
Comprehensive income	115,535,297	15,828,270	61,428,066	37,380,200
Foreign currency translation difference, tax	0		0	0
Parent Company | Reportable legal entity
Statements of comprehensive income
Costs of revenues			(111,208)	(605,611)
General and administrative expenses	(47,546)	(6,514)	(45,183)	(54,605)
Total operating expenses	(47,546)	(6,514)	(45,183)	(54,605)
Operating profit	(47,546)	(6,514)	(156,391)	(660,216)
Interest income	375	51	6,269	11,693
Interest expenses			(43,987)	(51,655)
Other (loss)/income, net	(19)	(3)	107,664	(14)
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	112,481,702	15,409,930	60,112,989	32,238,254
Profit before income tax	112,434,512	15,403,464	60,026,544	31,538,062
Income tax expenses	0	0	0	0
Net Income (Loss)	112,434,512	15,403,464	60,026,544	31,538,062
Other comprehensive income
Foreign currency translation difference, net of tax of nil	2,605,982	357,018	1,332,984	5,860,304
Unrealized (losses)/gains on available-for-sale debt securities, net of tax	494,803	67,788	68,538	(18,166)
Total other comprehensive income	3,100,785	424,806	1,401,522	5,842,138
Comprehensive income	115,535,297	$ 15,828,270	61,428,066	37,380,200
Foreign currency translation difference, tax	¥ 0		¥ 0	¥ 0